Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets		$ 28,433	$ 26,447
Total liabilities		16,317	15,538
Net assets by segment		12,116	10,909
Additions to fixed assets	[1]	1,417	1,362
Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		27,178	24,612
Total liabilities		8,673	7,711
Net assets by segment		18,505	16,901
Additions to fixed assets	[1]	1,414	1,322
Mexico [member]
Disclosure of operating segments [line items]
Total assets		5,381	3,846
Total liabilities		2,052	1,381
Net assets by segment		3,329	2,465
Additions to fixed assets	[1]	264	265
United States [member]
Disclosure of operating segments [line items]
Total assets		12,998	12,623
Total liabilities		2,770	2,642
Net assets by segment		10,228	9,981
Additions to fixed assets	[1]	521	551
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,490	1,393
Total liabilities		960	921
Net assets by segment		530	472
Additions to fixed assets	[1]	107	74
France [member]
Disclosure of operating segments [line items]
Total assets		963	952
Total liabilities		467	471
Net assets by segment		496	481
Additions to fixed assets	[1]	44	57
Germany [member]
Disclosure of operating segments [line items]
Total assets		509	452
Total liabilities		289	255
Net assets by segment		220	197
Additions to fixed assets	[1]	47	33
Spain [member]
Disclosure of operating segments [line items]
Total assets		666	616
Total liabilities		212	204
Net assets by segment		454	412
Additions to fixed assets	[1]	38	27
Poland [member]
Disclosure of operating segments [line items]
Total assets		415	341
Total liabilities		153	119
Net assets by segment		262	222
Additions to fixed assets	[1]	44	33
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		863	783
Total liabilities		329	303
Net assets by segment		534	480
Additions to fixed assets	[1]	75	55
Colombia [member]
Disclosure of operating segments [line items]
Total assets		1,007	742
Total liabilities		308	274
Net assets by segment		699	468
Additions to fixed assets	[1]	76	45
Panama [member]
Disclosure of operating segments [line items]
Total assets		292	302
Total liabilities		78	88
Net assets by segment		214	214
Additions to fixed assets	[1]	13	19
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		478	499
Total liabilities		207	218
Net assets by segment		271	281
Additions to fixed assets	[1]	18	16
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets		233	232
Total liabilities		95	81
Net assets by segment		138	151
Additions to fixed assets	[1]	16	18
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		280	268
Total liabilities		111	104
Net assets by segment		169	164
Additions to fixed assets	[1]	25	20
Philippines [member]
Disclosure of operating segments [line items]
Total assets		795	792
Total liabilities		135	155
Net assets by segment		660	637
Additions to fixed assets	[1]	85	72
Israel [member]
Disclosure of operating segments [line items]
Total assets		808	771
Total liabilities		507	495
Net assets by segment		301	276
Additions to fixed assets	[1]	41	37
Other Activities [member]
Disclosure of operating segments [line items]
Total assets		1,206	1,767
Total liabilities		7,644	7,827
Net assets by segment		(6,438)	(6,060)
Additions to fixed assets	[1]	3	40
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		49	68
Net assets by segment		49	68
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets		729	640
Equity accounted investment [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		277	258
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		216	198
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		6	5
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets		41	42
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		3	3
Equity accounted investment [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		0	0
Equity accounted investment [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		11	10
Equity accounted investment [member] | Other Activities [member]
Disclosure of operating segments [line items]
Total assets		452	382
All other assets [member]
Disclosure of operating segments [line items]
Total assets		27,704	25,807
All other assets [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		26,901	24,354
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets		5,381	3,846
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		12,782	12,425
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,484	1,388
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets		922	910
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		506	449
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets		666	616
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		415	341
All other assets [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		852	773
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets		1,007	742
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets		292	302
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		478	499
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets		233	232
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		280	268
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets		795	792
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets		808	771
All other assets [member] | Other Activities [member]
Disclosure of operating segments [line items]
Total assets		754	1,385
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		$ 49	$ 68

[1]	Capital expenditures represent: a) the purchases of property, machinery and equipment, b) stripping costs, as well as c) assets for the right-of-use incurred during the respective period (notes 15.1 and 15.2) and exclude increases related to asset retirement obligations (note 18.2).